Document and Entity Information	Feb. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2022
Entity Registrant Name	HALLIBURTON COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-03492
Entity Tax Identification Number	75-2677995
Entity Address, Address Line One	3000 North Sam Houston Parkway East
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77032
City Area Code	281
Local Phone Number	871-2699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000045012